PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		7 Months Ended	8 Months Ended	12 Months Ended
	Nov. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Oct. 23, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Nov. 07, 2019
Property, Plant and Equipment
Property, Plant and Equipment, Gross		$ 154,934			$ 20,276	$ 101,663	$ 20,276
Total		154,934			20,276	101,663	20,276
Depreciation expense		0	$ 0
Purchase of property, plant and equipment	$ 20,000
Capital assets exchanged for equity						23,200
Interest expense capitalized					100	300
Property acquired in business combination						23,200
Proceeds from the sale of capital assets						2,396
Gain on disposal of fixed assets						2,346
GM
Property, Plant and Equipment
Purchase of property, plant and equipment			1,200
GM | Note Payable
Property, Plant and Equipment
Note Payable issued								$ 20,000
Interest expense capitalized		300	300			400	100
Interest expense				$ 400
Amount outstanding				$ 20,800
Land
Property, Plant and Equipment
Property, Plant and Equipment, Gross		326				326
Buildings
Property, Plant and Equipment
Property, Plant and Equipment, Gross		6,223				6,223
Machinery and equipment
Property, Plant and Equipment
Property, Plant and Equipment, Gross		38,443				38,443
Vehicles
Property, Plant and Equipment
Property, Plant and Equipment, Gross		142				142
Construction in progress
Property, Plant and Equipment
Property, Plant and Equipment, Gross		$ 109,800			20,276	56,529	$ 20,276
Depreciation expense					$ 0	0
Purchase of property, plant and equipment			$ 1,200			$ 1,200